Cash and Cash Equivalents (Details)	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate on deposits		0.21%
Top of range [member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate on deposits		0.52%
Bear Interest [Member]
Cash and Cash Equivalents (Details) [Line Items]
Interest rate on deposits	0.28%	0.18%